ALPINE MUNICIPAL MONEY MARKET FUND
ALPINE TAX OPTIMIZED INCOME FUND
(SERIES OF ALPINE INCOME TRUST) (THE "FUNDS")


                      SUPPLEMENT DATED MAY 13, 2003 TO THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 2, 2002

The following are information supplements and should be read in conjunction with the information provided in the Funds' Prospectus and Statement of Additional Information each dated December 2, 2002.

Please note the following change to the first paragraph of the sections entitled "MANAGEMENT OF THE FUNDS" and "ADDITIONAL INFORMATION" of the Prospectus and the sixth paragraph of the section entitled "MANAGEMENT" and second paragraph of the section entitled "INVESTMENT ADVISORY ARRANGEMENTS" of the Statement of Additional Information:

All references to the address of Alpine Research and Management, LLC, (the "Adviser"), Steven C. Shachat, H. Guy Leibler, Donald Stone, Samuel A. Lieber or Stephen A. Lieber should be replaced with the following address:

                             2500 Westchester Avenue
                               Purchase, NY 10577

Any additional references in the Prospectus and/or Statement of Additional Information to the address, "122 East 42nd Street, 37th Floor, New York, NY 10168", should be amended to read "2500 Westchester Avenue, Purchase, NY 10577."

Please also note the following changes effective immediately and as indicated by underscore, to the first paragraph in the Statement of Additional Information of the section entitled "CODES OF ETHICS":

"The Adviser and the Trust have adopted a joint Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. AMBAC SECURITIES, INC. (DISTRIBUTOR) HAS ALSO ADOPTED A CODE OF ETHICS. Each Code of Ethics applies to personal investing activities of the trustees, directors, officers and certain employees of the Trust, the Adviser or the Distributor (Access Persons), as applicable. Rule 17j-1 and each Code of Ethics is designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Each Code of Ethics permits Access Persons to trade securities for their own accounts and generally requires them to report their personal securities. Each Code of Ethics will be included as an exhibit to the Trust's registration statement."


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All remaining paragraphs in the section entitled "CODES OF ETHICS" remain the same.

The information in this Supplement supercedes any contrary information that may be contained in the Funds' Prospectus or Statement of Additional Information.



                            THIS SUPPLEMENT PROVIDES
                     ADDITIONAL INFORMATION ABOUT THE FUNDS.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.





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